Note 41 - Gains (losses) on financial assets and liabilities (net), hedge accounting and Exchange Differences	12 Months Ended
Dec. 31, 2019
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Disclosure of gains or losses on financial assets and liabilities and exchange differences

41. Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net

The breakdown of the balance under this heading, by source of the related items, in the accompanying consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net. Breakdown by heading (Millions of Euros)
	2019	2018	2017
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	239	216	985
Financial assets at amortized cost	65	51	133
Other financial assets and liabilities	173	164	852
Gains (losses) on financial assets and liabilities held for trading, net	451	707	218
Other gains (losses)	451	707
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	143	96
Other gains (losses)	143	96
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	(94)	143	(56)
Gains (losses) from hedge accounting, net	59	72	(209)
Subtotal gains (losses) on financial assets and liabilities	798	1,234	938
Exchange differences	586	(9)	1,030
Total	1,383	1,223	1,968

The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	2019	2018	2017
Debt instruments	972	354	545
Equity instruments	1,337	(253)	845
Trading derivatives and hedge accounting	(1,098)	927	(470)
Loans and advances to customers	103	(172)	97
Customer deposits	(26)	240	(96)
Other	(490)	138	18
Total	798	1,234	938

The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the accompanying consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2019	2018	2017
Interest rate agreements	(64)	90	165
Securities agreements	(1,079)	294	(139)
Commodity agreements	6	(2)	99
Credit derivative agreements	74	(109)	(564)
Foreign-exchange agreements	(60)	606	315
Other agreements	(35)	(24)	(137)
Subtotal	(1,158)	856	(261)
Fair value hedges	59	87	(177)
Hedging derivative	14	(150)	(236)
Hedged item	45	237	59
Cash flow hedges	-	(15)	(32)
Subtotal	59	72	(209)
Total	(1,098)	927	(470)

In addition, in the years ended December 31, 2019, 2018 and 2017, under the heading “Exchange differences, net” in the accompanying consolidated income statements amounts of negative €225 million, positive €113 million and positive €235 million, respectively, were recognized for transactions with foreign exchange trading derivatives.